Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
July 31, 2025
FAV-NPRT3-0925
1.804833.121
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 0.5%
Materials - 0.5%
Chemicals - 0.5%
Syensqo SA	18,630	1,487,389
CANADA - 5.4%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	33,840	1,709,340
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd	46,323	1,466,316
Cenovus Energy Inc	104,645	1,592,785
Imperial Oil Ltd (b)	22,236	1,854,017
Imperial Oil Ltd (United States)	5,200	434,044
MEG Energy Corp	27,600	543,992
Secure Waste Infrastructure Corp	144,444	1,578,293
South Bow Corp	38,858	1,020,527
		8,489,974
Financials - 0.4%
Capital Markets - 0.1%
Onex Corp Subordinate Voting Shares	7,896	642,348
Financial Services - 0.3%
ECN Capital Corp	397,888	872,964
TOTAL FINANCIALS		1,515,312

Industrials - 1.0%
Ground Transportation - 0.3%
TFI International Inc	11,439	994,803
Machinery - 0.7%
ATS Corp (c)	31,900	968,097
NFI Group Inc (c)	96,581	1,331,335
		2,299,432
TOTAL INDUSTRIALS		3,294,235

Materials - 0.9%
Chemicals - 0.5%
Methanex Corp (United States)	39,613	1,324,659
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States)	81,880	438,058
Paper & Forest Products - 0.3%
Interfor Corp (c)	121,579	1,093,298
TOTAL MATERIALS		2,856,015

TOTAL CANADA		17,864,876
FRANCE - 0.6%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE	24,018	396,065
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	91,248	1,706,206
TOTAL FRANCE		2,102,271
GERMANY - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	6,998	752,285
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (c)	13,114	1,518,323
TOTAL GERMANY		2,270,608
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	112,801	1,431,015
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (c)	78,974	1,220,148
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR	259,309	726,065
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	77,560	573,895
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	76,100	1,453,148
PUERTO RICO - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (c)	63,694	454,775
Financials - 0.6%
Banks - 0.6%
Popular Inc	17,181	1,968,599
TOTAL PUERTO RICO		2,423,374
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (d)(e)	25,760	911,317
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG	22,280	834,969
UNITED KINGDOM - 0.8%
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	32,010	539,048
Financials - 0.1%
Capital Markets - 0.1%
Petershill Partners PLC (d)(e)	121,770	377,917
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC	63,830	1,564,617
TOTAL UNITED KINGDOM		2,481,582
UNITED STATES - 87.4%
Communication Services - 1.4%
Interactive Media & Services - 0.3%
ZoomInfo Technologies Inc (c)	101,182	1,095,801
Media - 1.1%
EchoStar Corp (f)	26,012	847,731
Nexstar Media Group Inc	10,185	1,905,716
Thryv Holdings Inc (c)	68,471	901,078
		3,654,525
TOTAL COMMUNICATION SERVICES		4,750,326

Consumer Discretionary - 10.1%
Automobile Components - 0.5%
Patrick Industries Inc	16,914	1,644,717
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (c)	38,535	1,727,139
Household Durables - 3.1%
Mohawk Industries Inc (c)	12,807	1,466,530
Newell Brands Inc	223,160	1,251,927
PulteGroup Inc	16,522	1,865,664
Somnigroup International Inc	25,431	1,840,696
TopBuild Corp (c)	6,000	2,222,580
Whirlpool Corp (b)	15,617	1,296,836
		9,944,233
Leisure Products - 1.8%
BRP Inc Subordinate Voting Shares	29,126	1,472,696
Brunswick Corp/DE (b)	21,827	1,272,296
Hasbro Inc	27,030	2,031,575
YETI Holdings Inc (c)	33,121	1,216,865
		5,993,432
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	16,589	842,555
Bath & Body Works Inc	62,974	1,823,728
Gap Inc/The	41,118	800,156
Lithia Motors Inc Class A	6,317	1,819,296
Penske Automotive Group Inc	8,530	1,428,007
Signet Jewelers Ltd (b)	19,921	1,575,751
Upbound Group Inc	77,564	1,600,533
		9,890,026
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (c)	77,107	1,402,576
PVH Corp	20,357	1,494,611
Samsonite Group SA (d)(e)	516,570	1,053,653
		3,950,840
TOTAL CONSUMER DISCRETIONARY		33,150,387

Consumer Staples - 4.6%
Beverages - 1.7%
Constellation Brands Inc Class A	11,439	1,910,771
Keurig Dr Pepper Inc	52,533	1,715,202
Primo Brands Corp Class A	73,599	2,032,068
		5,658,041
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree Inc (c)	11,942	1,356,014
Grocery Outlet Holding Corp (b)(c)	108,170	1,424,599
Performance Food Group Co (c)	15,240	1,530,096
		4,310,709
Food Products - 1.6%
Bunge Global SA	25,272	2,015,695
Darling Ingredients Inc (c)	59,482	1,926,027
Ingredion Inc	10,370	1,364,070
		5,305,792
TOTAL CONSUMER STAPLES		15,274,542

Energy - 6.1%
Energy Equipment & Services - 1.9%
Atlas Energy Solutions Inc (b)	55,699	724,087
Baker Hughes Co Class A	18,300	824,415
Expro Group Holdings NV (c)	144,197	1,554,444
Kodiak Gas Services Inc	21,450	693,478
Tenaris SA	59,280	1,035,336
Weatherford International PLC	25,739	1,455,540
		6,287,300
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp (c)	12,273	428,696
Cheniere Energy Inc	4,565	1,076,792
Core Natural Resources Inc	25,064	1,849,974
Delek US Holdings Inc	57,909	1,295,424
Diamondback Energy Inc	4,795	712,825
Energy Transfer LP	74,120	1,337,125
Kinder Morgan Inc (b)	33,100	928,786
Phillips 66	23,740	2,933,789
Range Resources Corp	14,495	532,256
Targa Resources Corp	11,021	1,834,005
Valero Energy Corp	5,800	796,398
		13,726,070
TOTAL ENERGY		20,013,370

Financials - 13.5%
Banks - 2.3%
East West Bancorp Inc	16,088	1,612,822
First Citizens BancShares Inc/NC Class A	1,021	2,036,650
First Citizens BancShares Inc/NC Class B	210	356,580
KeyCorp	84,268	1,510,083
Webster Financial Corp	27,150	1,565,198
Western Alliance Bancorp	9,671	750,082
		7,831,415
Capital Markets - 2.4%
Ameriprise Financial Inc	2,935	1,520,888
BGC Group Inc Class A	161,373	1,495,928
LPL Financial Holdings Inc	3,171	1,254,860
Raymond James Financial Inc	10,425	1,742,330
State Street Corp	16,655	1,861,196
		7,875,202
Consumer Finance - 1.9%
Ally Financial Inc	40,851	1,546,210
OneMain Holdings Inc	39,149	2,262,421
PROG Holdings Inc	33,719	1,073,613
SLM Corp	50,058	1,591,844
		6,474,088
Financial Services - 3.7%
Apollo Global Management Inc	13,917	2,022,418
Block Inc Class A (c)	11,233	867,862
Global Payments Inc	20,371	1,628,661
Mr Cooper Group Inc (c)	9,065	1,411,602
NCR Atleos Corp (c)	44,821	1,371,523
PennyMac Financial Services Inc	14,141	1,317,093
Voya Financial Inc	21,010	1,470,700
WEX Inc (c)	11,574	1,963,876
		12,053,735
Insurance - 3.2%
Ambac Financial Group Inc/Old (c)	58,058	487,687
Assurant Inc	6,634	1,242,548
First American Financial Corp	28,564	1,715,268
Hartford Insurance Group Inc/The	11,564	1,438,446
Primerica Inc	5,631	1,495,763
Reinsurance Group of America Inc	12,614	2,427,564
The Travelers Companies, Inc.	6,150	1,600,476
		10,407,752
TOTAL FINANCIALS		44,642,192

Health Care - 9.4%
Biotechnology - 0.4%
Exact Sciences Corp (c)	5,125	240,619
Insmed Inc (c)	791	84,858
Legend Biotech Corp ADR (c)	2,360	92,205
Moderna Inc (c)	25,523	754,460
MoonLake Immunotherapeutics Class A (c)	565	28,498
United Therapeutics Corp (c)	425	116,748
Viking Therapeutics Inc (c)	2,533	82,500
		1,399,888
Health Care Equipment & Supplies - 2.3%
Align Technology Inc (c)	821	105,917
Baxter International Inc	28,797	626,623
Cooper Cos Inc/The (c)	4,330	306,088
GE HealthCare Technologies Inc	7,524	536,612
Globus Medical Inc Class A (c)	1,368	71,997
Hologic Inc (c)	1,236	82,590
Lantheus Holdings Inc (b)(c)	27,053	1,925,903
PROCEPT BioRobotics Corp (c)	830	40,262
QuidelOrtho Corp (c)	75,399	1,735,685
ResMed Inc	757	205,859
Solventum Corp (c)	19,403	1,384,598
STERIS PLC	965	218,563
Zimmer Biomet Holdings Inc	2,543	233,066
		7,473,763
Health Care Providers & Services - 3.9%
Acadia Healthcare Co Inc (c)	95,762	2,084,740
AdaptHealth Corp (c)	206,985	1,856,655
BrightSpring Health Services Inc (c)	79,812	1,648,118
Cencora Inc	1,899	543,266
Centene Corp (c)	43,404	1,131,542
CVS Health Corp	26,885	1,669,559
Encompass Health Corp	2,648	291,571
Henry Schein Inc (c)	1,320	89,298
Humana Inc	1,389	347,069
Molina Healthcare Inc (c)	8,769	1,384,362
PACS Group Inc (c)	89,245	987,050
Quest Diagnostics Inc	2,653	444,139
Surgery Partners Inc (c)	5,064	111,155
Tenet Healthcare Corp (c)	1,394	224,824
		12,813,348
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc	3,706	425,486
Avantor Inc (c)	9,955	133,795
Bruker Corp	380	14,603
Fortrea Holdings Inc (b)(c)	111,529	640,176
ICON PLC (c)	8,350	1,412,737
Illumina Inc (c)	1,342	137,837
IQVIA Holdings Inc (c)	9,550	1,774,964
Revvity Inc (b)	2,566	225,551
		4,765,149
Pharmaceuticals - 1.4%
Elanco Animal Health Inc (c)	101,539	1,389,054
GSK PLC ADR	17,340	644,181
Jazz Pharmaceuticals PLC (c)	10,927	1,252,562
Royalty Pharma PLC Class A	5,963	219,437
Viatris Inc	135,444	1,183,781
		4,689,015
TOTAL HEALTH CARE		31,141,163

Industrials - 18.5%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries Inc	2,058	573,894
Air Freight & Logistics - 1.2%
FedEx Corp	5,376	1,201,482
Forward Air Corp Class A (b)(c)	23,480	713,557
GXO Logistics Inc (c)	41,094	2,042,783
		3,957,822
Building Products - 1.7%
Builders FirstSource Inc (c)	15,872	2,017,808
Masterbrand Inc (c)	108,010	1,191,350
Tecnoglass Inc	15,564	1,214,459
UFP Industries Inc	11,459	1,122,982
		5,546,599
Commercial Services & Supplies - 2.2%
Brink's Co/The	16,820	1,469,059
Driven Brands Holdings Inc (c)	81,220	1,372,618
GEO Group Inc/The (c)	28,970	750,902
HNI Corp	29,623	1,523,807
MillerKnoll Inc	57,410	1,089,642
Vestis Corp	174,522	1,057,603
		7,263,631
Construction & Engineering - 1.1%
Centuri Holdings Inc (c)	45,331	988,215
Fluor Corp (c)	18,579	1,054,730
WillScot Holdings Corp	51,670	1,516,515
		3,559,460
Electrical Equipment - 1.0%
Acuity Inc	4,561	1,420,067
Regal Rexnord Corp	13,277	2,029,788
		3,449,855
Ground Transportation - 1.7%
Ryder System Inc	10,232	1,818,329
Saia Inc (c)	4,515	1,364,614
U-Haul Holding Co Class N	28,263	1,469,676
XPO Inc (c)	9,209	1,107,750
		5,760,369
Machinery - 4.6%
Allison Transmission Holdings Inc	21,527	1,938,937
CNH Industrial NV Class A	127,483	1,652,180
Cummins Inc	6,303	2,317,109
Flowserve Corp	17,819	998,577
Gates Industrial Corp PLC (c)	82,901	2,055,945
Oshkosh Corp	17,881	2,262,483
PACCAR Inc	8,046	794,623
Terex Corp	36,287	1,845,557
Timken Co/The (b)	14,946	1,137,241
		15,002,652
Passenger Airlines - 0.3%
Delta Air Lines Inc	18,490	983,853
Professional Services - 2.9%
Amentum Holdings Inc	83,587	2,087,168
Concentrix Corp (b)	27,517	1,430,058
First Advantage Corp (b)(c)	103,827	1,795,170
Genpact Ltd	26,880	1,184,064
KBR Inc	35,707	1,668,945
Leidos Holdings Inc	5,111	815,971
Maximus Inc	9,548	705,215
		9,686,591
Trading Companies & Distributors - 1.6%
Herc Holdings Inc (b)	15,828	1,848,869
McGrath RentCorp	11,232	1,401,641
Wesco International Inc	9,714	2,010,409
		5,260,919
TOTAL INDUSTRIALS		61,045,645

Information Technology - 5.3%
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics Inc (c)	18,406	2,135,096
Avnet Inc	30,520	1,615,729
Crane NXT Co (b)	34,092	2,023,019
Insight Enterprises Inc (c)	6,479	768,280
		6,542,124
IT Services - 0.2%
ASGN Inc (c)	11,593	581,273
Semiconductors & Semiconductor Equipment - 1.5%
First Solar Inc (c)	14,569	2,545,641
ON Semiconductor Corp (c)	42,139	2,374,954
		4,920,595
Software - 0.5%
NCR Voyix Corp (c)	112,089	1,526,652
Technology Hardware, Storage & Peripherals - 1.1%
Sandisk Corp/DE	16,870	724,060
Western Digital Corp	38,431	3,024,136
		3,748,196
TOTAL INFORMATION TECHNOLOGY		17,318,840

Materials - 6.1%
Chemicals - 1.6%
Air Products and Chemicals Inc	900	259,092
Avient Corp	5,800	183,106
Axalta Coating Systems Ltd (c)	6,430	182,098
Corteva Inc	11,875	856,544
Ingevity Corp (c)	22,880	956,155
Minerals Technologies Inc	1,900	110,484
Mosaic Co/The	26,860	967,229
RPM International Inc	3,000	352,230
Westlake Corp	18,560	1,471,808
		5,338,746
Construction Materials - 0.9%
GCC SAB de CV	53,708	501,862
James Hardie Industries PLC ADR (c)	65,603	1,701,742
Martin Marietta Materials Inc	1,487	854,847
		3,058,451
Containers & Packaging - 1.8%
International Paper Co	36,831	1,721,481
O-I Glass Inc (c)	75,291	979,536
Smurfit WestRock PLC	66,976	2,972,395
		5,673,412
Metals & Mining - 1.7%
Constellium SE (c)	201,739	2,765,842
Reliance Inc	7,157	2,076,460
Steel Dynamics Inc	5,712	728,623
		5,570,925
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	4,863	439,664
TOTAL MATERIALS		20,081,198

Real Estate - 6.2%
Health Care REITs - 1.7%
American Healthcare REIT Inc	49,355	1,907,077
Ventas Inc	37,806	2,539,807
Welltower Inc	7,765	1,281,769
		5,728,653
Industrial REITs - 1.3%
Americold Realty Trust Inc	83,888	1,348,920
EastGroup Properties Inc	7,651	1,248,949
Prologis Inc	9,908	1,057,976
Rexford Industrial Realty Inc	20,334	742,801
		4,398,646
Real Estate Management & Development - 1.1%
Compass Inc Class A (c)	229,953	1,825,827
Jones Lang LaSalle Inc (c)	6,188	1,672,987
		3,498,814
Residential REITs - 0.6%
Sun Communities Inc	16,300	2,021,688
Specialized REITs - 1.5%
CubeSmart	12,130	471,978
Iron Mountain Inc	18,254	1,777,210
Lamar Advertising Co Class A	7,464	912,474
Outfront Media Inc	97,360	1,706,721
		4,868,383
TOTAL REAL ESTATE		20,516,184

Utilities - 6.2%
Electric Utilities - 3.3%
Constellation Energy Corp	5,984	2,081,475
Evergy Inc	22,302	1,578,982
Eversource Energy	50,642	3,347,436
PG&E Corp	264,665	3,710,603
		10,718,496
Gas Utilities - 0.8%
UGI Corp	73,315	2,652,537
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	201,208	2,645,885
Vistra Corp	6,530	1,361,766
		4,007,651
Multi-Utilities - 0.9%
Sempra	36,488	2,980,340
TOTAL UTILITIES		20,359,024

TOTAL UNITED STATES		288,292,871
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (c)	166,139	2,792,564
TOTAL COMMON STOCKS (Cost $283,974,803)		326,866,092

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/30/2025 (h)	4.29	40,000	39,576
US Treasury Bills 0% 9/11/2025 (h)	4.30	90,000	89,561
US Treasury Bills 0% 9/18/2025 (h)	4.26	40,000	39,773
US Treasury Bills 0% 9/25/2025 (h)	4.24	20,000	19,868
TOTAL U.S. TREASURY OBLIGATIONS (Cost $188,787)			188,778

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	3,307,442	3,308,103
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	13,910,995	13,912,386
TOTAL MONEY MARKET FUNDS (Cost $17,220,475)			17,220,489

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $301,384,065)	344,275,359
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(14,447,658)
NET ASSETS - 100.0%	329,827,701

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	7	Sep 2025	2,215,570	(47,496)	(47,496)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,342,887 or 0.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,342,887 or 0.7% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $847,731 or 0.3% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $188,778.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $1,399,441.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	729,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,080,273	81,244,529	83,016,699	113,943	-	-	3,308,103	3,307,442	0.0%
Fidelity Securities Lending Cash Central Fund	11,851,163	81,553,114	79,491,891	51,041	-	-	13,912,386	13,910,995	0.1%
Total	16,931,436	162,797,643	162,508,590	164,984	-	-	17,220,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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